ACQUISITIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 07, 2011 Wetzel, County, West Virginia Asset Acquisition
Purchase price and fair value of net assets acquired
Acquisition costs	$ 4,700,000	$ 8,900,000	$ 2,200,000
Cash				$ 20,000,000